UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

Form 13F File Number: 028-11215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Douglas Troob
Title:            Managing Member
Phone:            (914) 694-5777

Signature, Place, and Date of Signing:

     /s/ Douglas Troob          White Plains, New York        November 12, 2008
     -----------------          ----------------------        --------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $21,737 (thousands)


List of Other Included Managers:

   None.


                                                            FORM 13F

QTR ENDED: 09/30/08                 Name of Reporting Manager:       Troob Capital Management (Offshore) LLC       (SEC USE ONLY)

        Item 1:            Item 2:       Item3:     Item 4:             Item 5:          Item 6:   Item 7:          Item 8:
     Name of Issuer     Title of Class   CUSIP     Fair Market   Shares or             Investment   Other       Voting Authority
                                                     Value       Principal   Sh/ Put/  Discretion  Managers   (a)        (b)    (c)
                                                   (x $1000)     Amount      Prn Call                         Sole     Shared  None
American Axle & Manufacturing
   Holdings                   COM        024061103     557         103,900   SH          Sole                   103,900
Chiquita Brands Int           COM        170032809   2,264         143,200   SH          Sole                   143,200
Constar International Inc New COM        21036U107     464         747,691   SH          Sole                   747,691
Federal Mogul                 COM        313549404   4,468         355,997   SH          Sole                   355,997
Hayes Lemmerz Intl            COM NEW    420781304  11,010       4,033,008   SH          Sole                 4,033,008
IShares Russell 2000          COM        464287905     431           4,838   SH  Calls   Sole                     4,838
IShares Russell 2000          COM        464287905     193           2,971   SH  Calls   Sole                     2,971
Isle of Capri Casinos         COM        464592104     284          31,500   SH          Sole                    31,500
Pep Boys Manny Moe & Jack     COM        731278909       2             380   SH  Calls   Sole                       380
Six Flags Inc                 COM        83001P109     716       1,084,100   SH          Sole                 1,084,100
Smurfit-Stone Container Corp  COM        832727101   1,348         286,900   SH          Sole                   286,900

                                       Value:      21,737

                                       Count:          11